Provisions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Provisions made during year	$ 24,925	$ 11,269
Upward adjustments / increase in provision	373
Expenditures	11,318	8,796
Downward adjustments / provision eliminated	4,895	1,610
Provisions	30,407	21,797	$ 20,910
Contingent consideration	0	78
Payment of contingent consideration liability	100	2,000
Warranty provision
Disclosure of other provisions [line items]
Provisions made during year	6,364	7,210
New additions to provision	6,304	5,916
Upward adjustments / increase in provision	60	1,294
Expenditures	4,369	2,652
Downward adjustments / provision eliminated	4,182	910
Provisions	12,894	14,997	11,327
Onerous contracts
Disclosure of other provisions [line items]
Provisions made during year	3,855	2,600
Expenditures	0	0
Downward adjustments / provision eliminated	713	700
Provisions	9,460	6,300	4,400
Legal provision
Disclosure of other provisions [line items]
Provisions made during year	0	0
Expenditures	0	2,968
Downward adjustments / provision eliminated	0	0
Provisions	$ 0	$ 0	$ 2,968